Capital and Leasing Commitments (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of capital and leasing commitments [Abstract]
Detailed information of finance leases explanatory [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Minimum lease payments:
- not later than one year	-	-	-	105
Minimum lease payments	-	-	-	105
Less: finance changes	-	-	-	-
Present value of minimum lease payments	-	-	-	105

Disclosure of detailed information about operating leases explenatory [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Minimum lease payments under non-cancellable operating leases:
- not later than one year	9,618	9,472	9,594	8,952
- between one year and five years	14,943	14,435	16,438	17,089
- later than five years	528	59	140	312
	25,089	23,966	26,172	26,353

Disclosure of detailed information about Contracted Commitments explanatory [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Licence contract
- not later than one year	3,797	3,652	3,696	3,147
- between one year and five years	12,009	15,917	16,775	15,808
- later than five years	-	-	2,283	6,652
	15,806	19,569	22,754	25,607